Cover	Apr. 12, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K that Spruce Power Holding Corporation (the “Company”), filed with the Securities and Exchange Commission on April 15, 2024 (the “Original Filing”) concerning the election of a new director and appointment of a Chief Executive Officer, to correct certain background information of Mr. Christopher Hayes. There are no other modifications or updates to any of the information made in the Original Filing and Item 5.02 is restated below in its entirety.
Document Period End Date	Apr. 12, 2024
Entity File Number	001-38971
Entity Registrant Name	Spruce Power Holding Corporation
Entity Central Index Key	0001772720
Entity Tax Identification Number	83-4109918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 S Colorado Blvd
Entity Address, Address Line Two	Suite 2-825
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80222
City Area Code	866
Local Phone Number	777-8235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false